Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net income for the year	R$ 21,173,207	R$ 16,748,439	R$ 17,314,603
Financial assets available for sale
Unrealized gains/(losses)	0	0	3,005,067
Gains/(losses) transferred to income	0	0	487,017
Tax effect	0	0	(1,260,609)
Financial assets at fair value through other comprehensive income
Unrealized gains/(losses)	7,752,853	(473,594)	0
Gains/(losses) transferred to income	651,428	1,023,299	0
Tax effect	(3,609,375)	(209,359)	0
Unrealized gains/(losses) on hedge
Cash flow hedge	260,397	(96,760)	(13,778)
Hedge of investment abroad	(119,635)	(209,300)	(59,739)
Tax effect	(42,854)	122,424	29,407
Exchange differences on translations of foreign operations
Foreign exchange on translations of foreign operations	73,867	113,198	29,002
Items that can not be reclassified to the Consolidated Statement of Income
Gains/(losses) on equity instruments at fair value through other comprehensive income	1,482,384	(756,042)	0
Tax effect	(579,763)	302,417	0
Other	(204,538)	(92,764)	0
Total other comprehensive income	5,664,764	(276,481)	2,216,367
Total comprehensive income for the year	26,837,971	16,471,958	19,530,970
Attributable to shareholders:
Shareholders of the parent	26,687,787	16,307,434	19,305,731
Non-controlling interest	R$ 150,184	R$ 164,524	R$ 225,239